Transactions with Related Parties - Mortgage Loan Servicing Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Mortgage Loans on Real Estate [Line Items]
Servicing agreement expiration date	Sep. 12, 2020
Renewal period of servicing agreement	18 months
PennyMac Loan Services, LLC [Member]
Mortgage Loans on Real Estate [Line Items]
Base servicing fees for REO per month	$ 75
REO rental fee	30
Lease renewal fee for REO	$ 100
Rental income percentage gross	9.00%
PennyMac Loan Services, LLC [Member] | Distressed mortgage loans [Member]
Mortgage Loans on Real Estate [Line Items]
Activity based fees	$ 500
Services agreement fees collection period	18 months
PennyMac Loan Services, LLC [Member] | Distressed mortgage loans [Member] | Minimum [Member]
Mortgage Loans on Real Estate [Line Items]
Base servicing fees per month	$ 30
Activity based fees	0.50%
PennyMac Loan Services, LLC [Member] | Distressed mortgage loans [Member] | Maximum [Member]
Mortgage Loans on Real Estate [Line Items]
Base servicing fees per month	$ 100
Activity based fees	1.50%
PennyMac Loan Services, LLC [Member] | Subserviced loan [Member] | Fixed-Rate Mortgage Loans [Member]
Mortgage Loans on Real Estate [Line Items]
Base servicing fees per month	$ 7.50
PennyMac Loan Services, LLC [Member] | Subserviced loan [Member] | Adjustable rate mortgage loans [Member]
Mortgage Loans on Real Estate [Line Items]
Base servicing fees per month	8.50
PennyMac Loan Services, LLC [Member] | Non-Distressed Mortgage Loans [Member]
Mortgage Loans on Real Estate [Line Items]
Base servicing fees for REO per month	75
PennyMac Loan Services, LLC [Member] | Non-Distressed Mortgage Loans [Member] | Minimum [Member]
Mortgage Loans on Real Estate [Line Items]
Additional servicing fees per loan per month	10
PennyMac Loan Services, LLC [Member] | Non-Distressed Mortgage Loans [Member] | Maximum [Member]
Mortgage Loans on Real Estate [Line Items]
Additional servicing fees per loan per month	55
PennyMac Loan Services, LLC [Member] | Whole loans [Member]
Mortgage Loans on Real Estate [Line Items]
Supplemental fee received per month	$ 25
PennyMac Financial Services, Inc. [Member]
Mortgage Loans on Real Estate [Line Items]
Percentage of aggregate unpaid principal balance of loans	30.00%
PennyMac Financial Services, Inc. [Member] | Maximum [Member]
Mortgage Loans on Real Estate [Line Items]
Aggregate MSRs transferred	$ 200,000